UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22686

Blackstone / GSO Strategic Credit Fund

(exact name of Registrant as specified in charter)

345 Park Avenue, 31st Floor

New York, New York 10154

(Address of principal executive offices) (Zip code)

(Name and address of agent for service)

Marisa Beeney

345 Park Avenue, 31st Floor

New York, New York 10154

Registrant’s telephone number, including area code: (877) 876-1121

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Item 1. Schedule of Investments.

	Principal
	Amount	Value

FLOATING RATE LOAN INTERESTS(a) - 131.39%
Aerospace & Defense - 2.83%
DAE Aviation Holdings, Inc., First Lien Initial Term Loan, 1M US L + 3.75%, 07/07/2022	$6,651,745	$6,695,912
Propulsion Acquisition LLC, First Lien Initial Term Loan, 1M US L + 6.00%, 7/13/2021(b)	6,943,799	6,874,361
Vectra Co., First Lien Initial Term Loan:
1M US L + 3.25%, 03/08/2025	2,382,090	2,385,079
1M US L + 7.25%, 03/08/2026	1,666,667	1,668,750
WP CPP Holdings LLC, First Lien Initial Term Loan, 3M US L + 3.75%, 04/30/2025	3,750,000	3,778,913
		21,403,015

Air Transport - 0.79%
Air Medical Group Holdings, Inc., First Lien 2018 New Term Loan, 1M US L + 4.25%, 03/14/2025	5,955,000	5,939,517

Automotive - 1.32%
Bright Bidco BV, First Lien 2018 Refinancing B Term Loan, 1M US L + 3.50%, 06/28/2024	1,350,322	1,336,960
CH Hold Corp., Second Lien Initial Term Loan, 1M US L + 7.25%, 02/03/2025(b)	3,157,895	3,205,263
Superior Industries International, Inc., First Lien Replacement Term Loan, 1M US L + 4.00%, 05/22/2024(b)	5,378,398	5,432,182
		9,974,405

Beverage & Tobacco - 0.24%
Winebow Holdings, Inc., Second Lien Term Loan, 1M US L + 7.50%, 01/02/2022(b)	2,387,283	1,778,526

Brokers, Dealers & Investment Houses - 0.65%
Advisor Group, Inc., First Lien Initial Term Loan, 3M US L + 3.75%, 08/15/2025	1,800,000	1,815,750
Edelman Financial Center LLC, Second Lien Initial Term Loan, 3M US L + 6.75%, 06/26/2026(b)	1,846,154	1,890,000
Newport Group Holdings II, Inc., First Lien Initial Term Loan, 1M US L + 3.75%, 09/12/2025	1,200,000	1,202,250
		4,908,000

Building & Development - 8.75%
American Bath Group LLC, Second Lien Term Loan:
3M US L + 4.25%, 09/30/2023	9,992,646	10,111,459
3M US L + 9.75%, 09/30/2024(b)	600,000	609,000
CPG International LLC, First Lien New Term Loan, 3M US L + 3.75%, 05/05/2024	795,960	802,928
Dayton Superior Corp., First Lien Borrowing Term Loan, 3M US L + 8.00%, 11/15/2021	3,701,339	3,238,671
Fastener Acquisition, Inc., First Lien Initial Term Loan, 3M US L + 4.25%, 03/28/2025	3,420,313	3,433,139
Forterra Finance LLC, First Lien Replacement Term Loan, 1M US L + 3.00%, 10/25/2023	10,421,579	10,007,946
Hillman Group, Inc., First Lien Initial Term Loan, 3M US L + 3.50%, 05/30/2025(c)	8,977,500	8,891,092
Interior Logic Group Holdings IV LLC, First Lien Initial Term Loan, 1M US L + 4.00%, 05/30/2025	6,545,455	6,561,818
LBM Borrower LLC, Second Lien Initial Term Loan:
2M US L + 3.75%, 08/19/2022	4,689,906	4,726,558
2M US L + 9.25%, 08/20/2023	1,713,476	1,726,327
SIWF Holdings, Inc., First Lien Initial Term Loan, 3M US L + 4.25%, 06/15/2025	2,394,000	2,417,940
Specialty Building Products Holdings LLC, First Lien 2017 Initial Retired 10/01/2018 Term Loan, 1M US L + 6.00%, 10/28/2023	6,660,108	6,697,604
SRS Distribution, Inc., First Lien Initial Term Loan, 2M US L + 3.25%, 05/23/2025	6,872,727	6,834,790
		66,059,272

Business Equipment & Services - 23.07%
Access CIG LLC, First Lien B Term Loan:
1M US L + 3.75%, 02/27/2025	369,055	371,592
1M US L + 3.75%, 02/27/2025	1,841,124	1,853,782
1M US L + 7.75%, 02/27/2026	326,087	327,921
Advantage Sales & Marketing, Inc., First Lien Initial Term Loan:
1M US L + 3.25%, 07/23/2021	3,123,674	2,900,331
1M US L + 3.25%, 07/25/2021	2,567,500	2,371,728
1M US L + 6.50%, 07/25/2022	11,245,389	9,516,411
Allied Universal Holdco LLC, First Lien Initial Term Loan, 1M US L + 3.75%, 07/28/2022	4,680,000	4,618,575
AqGen Ascensus, Inc., First Lien Replacement Term Loan:
3M US L + 1.66%, 12/03/2022(b)(d)	116,000	116,508
1M US L + 3.50%, 12/03/2022	497,500	499,522
1M US L + 3.50%, 12/03/2022	6,618,587	6,645,491

	Principal
	Amount	Value

Business Equipment & Services (continued)
BMC Acquisition, Inc., First Lien Initial Term Loan, 6M US L + 5.25%, 12/18/2024(b)	$2,822,422	$2,843,590
Capri Acquisitions BidCo, Ltd., First Lien Initial Dollar Term Loan, 3M US L + 3.25%, 11/01/2024	5,602,971	5,597,116
DG Investment Intermediate Holdings 2, Inc., First Lien Initial Term Loan:
1Y US L + 3.00%, 02/03/2025	76,530	76,657
1M US L + 3.00%, 02/03/2025	711,209	712,393
3M US L + 6.75%, 02/01/2026	1,422,414	1,434,860
Epicor Software Corp., First Lien B Term Loan, 1M US L + 3.25%, 06/01/2022	4,221,228	4,244,529
Explorer Holdings, Inc., First Lien Initial Term Loan, 3M US L + 3.75%, 05/02/2023	5,494,808	5,539,453
FR Dixie Acquisition Corp., First Lien Term Loan, 1M US L + 4.75%, 12/18/2020	5,026,316	1,608,421
GI Revelation Acquisition LLC, First Lien Initial Term Loan:
1M US L + 5.00%, 04/16/2025	3,900,569	3,915,196
1M US L + 9.00%, 04/10/2026(b)	6,000,000	5,730,000
GlobalLogic Holdings, Inc., First Lien Initial Term Loan, 3M US L + 3.25%, 07/25/2025	742,147	749,338
IG Investments Holdings LLC, First Lien Refinancing Term Loan, 1M US L + 3.50%, 05/23/2025	667,247	673,919
Information Resources, Inc., First Lien Initial Term Loan:
3M US L + 4.25%, 01/18/2024	6,721,464	6,780,277
3M US L + 8.25%, 01/20/2025	5,500,000	5,548,125
Inmar, Inc., First Lien Initial Term Loan:
1M US L + 3.50%, 05/01/2024	1,256,774	1,262,273
1M US L + 8.00%, 05/01/2025(b)	3,786,982	3,805,917
KUEHG Corp, First Lien B-3 Term Loan, 3M US L + 3.75%, 02/21/2025	4,690,165	4,722,410
KUEHG Corp., Second Lien Tranche B Term Loan, 3M US L + 8.25%, 08/15/2025	6,161,780	6,254,207
LD Intermediate Holdings, Inc., First Lien Initial Term Loan, 2M US L + 5.875%, 12/09/2022	6,089,207	5,906,531
Mitchell International, Inc., First Lien Initial Term Loan:
1M US L + 3.25%, 11/29/2024	3,700,702	3,700,369
1M US L + 7.25%, 12/01/2025	3,454,545	3,461,454
National Intergovernmental Purchasing Alliance Co., First Lien Initial Term Loan:
3M US L + 3.75%, 05/19/2025	5,585,286	5,613,213
3M US L + 7.50%, 05/22/2026(b)	4,200,000	4,142,250
PricewaterhouseCoopers Public Sector LLP, Second Lien Initial Term Loan, 1M US L + 7.50%, 05/01/2026(b)	1,200,000	1,206,000
PT Intermediate Holdings III LLC, First Lien B Term Loan:
3M US L + 4.00%, 12/9/2024	4,296,111	4,304,188
3M US L + 8.00%, 12/08/2025(b)	4,200,000	4,263,000
Red Ventures LLC, First Lien Term Loan, 1M US L + 4.00%, 11/08/2024	1,390,257	1,408,504
Sedgwick Claims Management Services, Inc., First Lien Initial Term Loan:
1M US L + 2.75%, 03/01/2021	6,779,413	6,790,565
1M US L + 5.75%, 02/28/2022	13,651,248	13,728,105
St. George's University Scholastic Services LLC, First Lien Term Loan, 1M US L + 3.50%, 07/17/2025(b)	5,213,939	5,279,113
Staples, Inc., First Lien Closing Date Term Loan, 3M US L + 4.00%, 09/12/2024	2,173,207	2,176,836
Surveymonkey, Inc., First Lien Term Loan, 1M US L + 4.50%, 04/13/2024(b)	9,187,736	9,222,190
ThoughtWorks, Inc., First Lien Replacement Term Loan:
1M US L + 4.00%, 10/11/2024(b)	597,520	600,508
1M US L + 4.00%, 10/11/2024	1,995,000	2,009,962
TRC Cos., Inc., First Lien Initial Term Loan, 1M US L + 3.50%, 06/21/2024	3,249,042	3,261,226
Weld North Education LLC, First Lien Initial Term Loan, 3M US L + 4.25%, 02/15/2025(b)	6,368,000	6,419,740
		174,214,296

Chemical & Plastics - 2.80%
Composite Resins Holding B.V., First Lien Initial Term Loan, 3M US L + 4.25%, 06/27/2025(b)	7,182,000	7,235,865
Pinnacle Operating Corp., First Lien B Refinancing Term Loan, 1M US L + 3.625%, 11/15/2021(b)(c)	1,912,268	1,728,212
Spectrum Holdings III Corp., First Lien Closing Date Term Loan:
1M US L + 3.25%, 01/31/2025	895,276	890,424
1M US L + 7.00%, 01/26/2026(b)	1,833,333	1,817,292
Starfruit Finco B.V., First Lien Initial Dollar Term Loan, 1M US L + 3.25%, 10/01/2025	5,037,313	5,064,591
Vantage Specialty Chemicals, Inc., First Lien Closing Date Term Loan:
3M US L + 4.00%, 10/28/2024	2,408,843	2,423,404
2M US L + 8.25%, 10/27/2025	1,995,334	2,011,137
		21,170,925

	Principal
	Amount	Value

Conglomerates - 2.06%
American Residential Services LLC, First Lien Term Loan, 1M US L + 4.00%, 6/30/2021	$3,040,130	$3,036,330
Genuine Financial Holdings LLC, First Lien Initial Term Loan, 2M US L + 3.75%, 07/11/2025	3,147,541	3,172,139
Output Services Group, Inc., First Lien B Term Loan:
1M US L + 4.25%, 03/21/2024(c)	1,542,376	1,555,872
3M US L + 4.25%, 03/27/2024(c)	224,359	224,920
SSH Group Holdings, Inc., First Lien Initial Term Loan, 3M US L + 4.25%, 07/30/2025	1,777,778	1,795,555
TravelCLICK, Inc., Second Lien Initial Retired 10/04/2018 Term Loan:
1M US L + 3.50%, 05/06/2021	2,005,547	2,009,558
1M US L + 7.75%, 11/06/2021(b)	3,729,135	3,729,135
		15,523,509

Containers & Glass Products - 3.94%
Caraustar Industries, Inc., First Lien Refinancing Term Loan, 3M US L + 5.50%, 03/14/2022	3,855,594	3,894,863
Flex Acquisition Co., Inc., First Lien Incremental B-2018 Term Loan, 3M US L + 3.25%, 06/29/2025	3,571,429	3,584,375
Goodpack, Ltd., Second Lien Tranche B-1 Term Loan, 3M US L + 7.00%, 09/11/2024	1,691,209	1,710,235
IBC Capital I, Ltd., First Lien Tranche B-1 Term Loan, 3M US L + 3.75%, 09/11/2023	2,985,000	3,009,253
Loparex International BV, First Lien B Term Loan, 3M US L + 4.25%, 03/28/2025	5,985,000	6,067,324
Pregis Holding I Corp., First Lien Term Loan, 3M US L + 3.50%, 5/20/2021(b)	2,442,169	2,423,853
ProAmpac PG Borrower LLC, First Lien Initial Term Loan:
1M US L + 3.50%, 11/20/2023	1,726,571	1,735,636
1M US L + 8.50%, 11/18/2024	1,464,115	1,476,318
Ranpak Corp., Second Lien Initial Term Loan, 1M US L + 7.25%, 10/03/2022(b)	76,814	77,197
Strategic Materials Holding Corp., Second Lien Initial Term Loan, 3M US L + 7.75%, 12/27/2025(b)	4,666,667	4,316,667
Trident TPI Holdings, Inc., First Lien Tranche B-1 Term Loan, 1M US L + 3.25%, 10/17/2024	1,421,785	1,419,417
		29,715,138

Diversified Insurance - 1.04%
Acrisure LLC, First Lien 2018-1 Additional Term Loan, 3M US L + 3.75%, 11/22/2023	1,681,180	1,688,190
CP VI Bella Midco LLC, First Lien Initial Term Loan:
1M US L + 3.00%, 02/14/2025	1,279,395	1,276,599
1M US L + 6.75%, 02/16/2026	1,178,571	1,172,679
Genworth Holdings, Inc., First Lien Initial Term Loan, 1M US L + 4.50%, 02/28/2023	1,040,870	1,066,896
One Call Corp., First Lien Extended Term Loan, 1M US L + 5.25%, 11/28/2022	2,270,586	2,160,179
York Risk Services Holding Corp., First Lien Term Loan, 1M US L + 3.75%, 10/01/2021	486,288	472,409
		7,836,952

Drugs - 1.60%
Albany Molecular Research, Inc., Second Lien Initial Term Loan, 1M US L + 7.00%, 08/30/2025	1,473,214	1,480,124
Arbor Pharmaceuticals LLC, First Lien Initial Term Loan, 3M US L + 5.00%, 07/05/2023	4,857,798	4,896,272
Packaging Coordinators Midco, Inc., First Lien Initial Term Loan, 3M US L + 4.00%, 06/30/2023(c)	5,658,436	5,684,973
		12,061,369

Ecological Services & Equipment - 0.28%
EnergySolutions LLC, First Lien Initial Term Loan, 3M US L + 3.75%, 05/09/2025	2,123,890	2,142,474

Electronics/Electrical - 22.11%
AppLovin Corp., First Lien Initial Term Loan, 3M US L + 3.75%, 08/15/2025	1,082,474	1,096,682
Boxer Parent Co., Inc., First Lien Initial Dollar Term Loan, 3M US L + 4.25%, 10/02/2025(c)	9,000,000	9,098,145
CommerceHub, Inc., First Lien Initial Term Loan, 1M US L + 3.75%, 05/21/2025(b)	3,740,625	3,754,652
Compuware Corp., First Lien Term Loan, 1M US L + 3.50%, 08/25/2025	1,486,452	1,500,692
CPI International, Inc., Second Lien Initial Term Loan, 1M US L + 7.25%, 07/25/2025(b)	1,045,752	1,036,601
Curvature, Inc., First Lien Initial Term Loan, 1M US L + 5.00%, 10/30/2023	11,629,218	9,516,596
DigiCert, Inc., Second Lien Initial Term Loan, 1M US L + 8.00%, 10/31/2025	5,000,000	4,996,875
Dynatrace LLC, First Lien Term Loan:
1M US L + 3.25%, 08/22/2025	1,920,000	1,934,803
1M US L + 7.00%, 08/21/2026	1,669,565	1,694,609
ECi Macola/MAX Holding LLC, First Lien Initial Term Loan, 3M US L + 4.25%, 09/27/2024	1,661,679	1,679,334
Flexera Software LLC, First Lien Initial Term Loan:
1M US L + 3.25%, 02/26/2025	2,154,333	2,163,758
1M US L + 7.25%, 02/26/2026	1,774,194	1,786,391

	Principal
	Amount	Value

Electronics/Electrical (continued)
Gigamon, Inc., First Lien Initial Term Loan, 3M US L + 4.50%, 12/27/2024(b)	$10,229,805	$10,306,528
Help/Systems Holdings, Inc., First Lien Term Loan:
1M US L + 3.75%, 03/28/2025	2,159,941	2,176,141
1M US L + 7.75%, 03/23/2026	2,068,966	2,079,310
Hyland Software, Inc., Second Lien Initial Term Loan, 1M US L + 7.00%, 07/07/2025	1,234,729	1,256,337
Idera, Inc., First Lien Initial Term Loan, 1M US L + 4.50%, 06/28/2024(c)	2,843,302	2,870,555
Ivanti Software, Inc., First Lien Term Loan:
1M US L + 4.25%, 01/20/2024	5,970,166	6,027,360
1M US L + 9.00%, 01/20/2025	6,000,000	5,825,010
McAfee LLC, First Lien Closing Date USD Term Loan, 1M US L + 4.50%, 09/30/2024	11,478,872	11,587,520
MH Sub I LLC, First Lien Amendment No. 2 Initial Term Loan, 1M US L + 3.75%, 09/13/2024	2,840,132	2,862,981
MLN US HoldCo LLC, First Lien Term Loan, 3M US L + 4.50%, 07/11/2025(c)	4,119,718	4,167,363
Navex Topco, Inc., First Lien Initial Term Loan:
3M US L + 3.25%, 09/04/2025	674,157	675,007
3M US L + 7.00%, 09/04/2026	3,000,000	3,022,500
P2 Upstream Acquisition Co., First Lien Term Loan, 3M US L + 4.00%, 10/30/2020	4,063,106	4,025,015
Park Place Technologies LLC, First Lien Initial Term Loan, 1M US L + 4.00%, 03/29/2025	2,869,731	2,874,509
Ping Identity Corp., First Lien Term Loan, 1M US L + 3.75%, 1/23/2025	1,862,000	1,870,146
Presidio Holdings, Inc., First Lien B Term Loan, 3M US L + 2.75%, 02/02/2024	2,911,413	2,922,942
Project Alpha Intermediate Holding, Inc., First Lien Term Loan, 3M US L + 3.50%, 04/26/2024	2,101,961	2,105,030
Project Angel Parent LLC, First Lien Initial Term Loan, 1M US L + 4.00%, 05/30/2025(b)	3,582,090	3,591,045
Project Leopard Holdings, Inc., First Lien 2018 Repricing Term Loan, 1M US L + 4.00%, 7/7/2023	2,750,052	2,764,943
Project Silverback Holdings Corp., First Lien New Term Loan, 1M US L + 3.50%, 08/21/2024	2,007,887	1,837,217
Quest Software US Holdings, Inc., First Lien Initial Term Loan:
3M US L + 4.25%, 05/16/2025	9,200,000	9,289,102
3M US L + 8.25%, 05/17/2026	9,200,000	9,154,046
SciQuest, Inc., First Lien Term Loan, 1M US L + 4.00%, 12/20/2024(b)	6,871,154	6,871,154
SCS Holdings I, Inc., First Lien New Tranche B Term Loan, 1M US L + 4.25%, 10/30/2022	4,298,263	4,330,500
SonicWall US Holdings, Inc., First Lien Initial Term Loan:
3M US L + 3.50%, 05/16/2025	4,064,516	4,074,677
3M US L + 7.50%, 05/17/2026	4,800,000	4,788,000
Veritas US, Inc., First Lien New Dollar B Term Loan, 3M US L + 4.50%, 01/27/2023	4,345,588	4,243,749
Web.com Group, Inc., First Lien B Term Loan:
3M US L + 3.75%, 09/17/2025(c)	6,000,000	6,045,000
3M US L + 7.75%, 09/17/2026(c)	3,000,000	3,026,250
		166,929,075

Equipment Leasing - 1.00%
Deck Chassis Acquisition, Inc., Second Lien Initial Term Loan, 1M US L + 6.00%, 06/15/2023(b)	7,500,000	7,584,375

Farming/Agriculture - 0.05%
TruGreen LP, First Lien Initial Incremental Term Loan, 1M US L + 4.00%, 04/13/2023	364,417	368,745

Financial Intermediaries - 3.93%
ASP MCS Acquisition Corp., First Lien Initial Term Loan, 3M US L + 4.75%, 05/20/2024(c)	6,808,884	5,804,573
EZE Software Group LLC, Second Lien New Retired 10/01/2018 Term Loan, 1M US L + 6.50%, 04/05/2021	1,773,880	1,782,749
Intralinks, Inc., First Lien Initial Term Loan, 1M US L + 4.00%, 11/11/2024	849,935	853,258
ION Trading Technologies S.A.R.L., First Lien 2018 Initial Dollar Term Loan, 3M US L + 4.00%, 11/21/2024	7,541,005	7,520,984
NorthStar Financial Services Group LLC, First Lien Initial Term Loan:
1M US L + 3.50%, 05/25/2025	5,850,000	5,868,281
1M US L + 7.50%, 05/25/2026(b)	1,500,000	1,522,500
Resolute Investment Managers, Inc., Second Lien Tranche C Term Loan, 3M US L + 7.50%, 04/30/2023(b)	3,000,000	3,045,000
Sungard Availability Services Capital, Inc., First Lien 2021 Tranche B Term Loan, 1M US L + 7.00%, 09/30/2021	3,475,616	3,232,323
		29,629,668

Food Products - 2.61%
Alphabet Holding Co., Inc., First Lien Initial Term Loan, 1M US L + 3.50%, 09/26/2024	5,463,609	5,281,944
CSM Bakery Solutions, Ltd., First Lien Term Loan, 3M US L + 4.00%, 7/3/2020	5,805,932	5,633,206

	Principal
	Amount	Value

Food Products (continued)
TKC Holdings, Inc., First Lien Initial Term Loan:
1M US L + 3.75%, 02/01/2023	$4,721,379	$4,734,174
1M US L + 8.00%, 02/01/2024	4,052,012	4,094,235
		19,743,559

Food Service - 3.69%
CEC Entertainment, Inc., First Lien B Term Loan, 1M US L + 3.25%, 02/12/2021	7,319,600	7,104,587
Flynn Restaurant Group LP, First Lien Initial Term Loan, 1M US L + 3.50%, 06/27/2025	4,389,000	4,380,771
Fogo de Chao, Inc., First Lien Term Loan, 1M US L + 4.50%, 04/05/2025	2,387,438	2,403,863
K-Mac Holdings Corp., Second Lien Initial Term Loan, 1M US L + 6.75%, 03/09/2026	1,744,186	1,762,177
NPC International, Inc., Second Lien Initial Term Loan, 1M US L + 7.50%, 04/18/2025	3,424,278	3,467,081
Quidditch Acquisition, Inc., First Lien B Term Loan, 1M US L + 7.00%, 03/14/2025(b)	2,987,764	3,040,050
Red Lobster Management LLC, First Lien Initial Term Loan, 1M US L + 5.25%, 07/28/2021(b)	2,617,897	2,624,441
Tacala Investment Corp., Second Lien Initial Term Loan, 1M US L + 7.00%, 01/30/2026	3,034,483	3,086,646
		27,869,616

Food/Drug Retailers - 0.69%
EG Group, Ltd., First Lien Facility B Term Loan:
3M US L + 4.00%, 02/07/2025	4,526,275	4,541,143
3M US L + 4.00%, 02/07/2025	690,972	693,242
		5,234,385

Health Insurance - 0.86%
FHC Health Systems, Inc., First Lien Initial Term Loan, 1M US L + 4.00%, 12/23/2021	7,439,670	6,502,271

Healthcare - 19.17%
Alvogen Pharma US, Inc., First Lien 2018 Refinancing Term Loan, 1M US L + 4.75%, 04/01/2022	9,144,421	9,233,945
Auris LuxCo, First Lien B Term Loan, 3M US L + 3.75%, 07/24/2025(c)	2,076,923	2,105,491
BioClinica Holding I LP, First Lien Initial Term Loan:
3M US L + 4.25%, 10/20/2023	2,460,508	2,345,184
3M US L + 8.25%, 10/21/2024(b)	3,157,898	2,905,266
Certara Holdco, Inc., First Lien Replacement Term Loan, 3M US L + 3.50%, 08/15/2024	936,794	939,721
Covenant Surgical Partners, Inc., First Lien Initial Term Loan:
3M US L + 4.50%, 10/04/2024(b)	517,001	519,586
3M US L + 4.50%, 10/04/2024(b)	1,717,788	1,726,377
CT Technologies Intermediate Holdings, Inc., First Lien New Facility Term Loan, 1M US L + 4.25%, 12/01/2021	2,933,158	2,768,168
Dentalcorp of Canada ULC, First Lien Initial Term Loan:
3M US L + 2.184%, 06/06/2025(d)	158,307	159,989
1M US L + 3.75%, 06/06/2025	2,528,873	2,555,743
Envision Healthcare Corp., First Lien Term Loan, 3M US L + 3.75%, 09/26/2025(c)	6,270,968	6,253,754
Equian Buyer Corp., First Lien 2018 Incremental Term Loan, 1M US L + 3.25%, 05/20/2024	3,371,953	3,392,505
Greenway Health LLC, First Lien Term Loan, 3M US L + 3.75%, 02/16/2024	3,064,655	3,064,655
Heartland Dental LLC, First Lien Initial Term Loan, 1M US L + 3.75%, 04/30/2025	4,037,856	4,044,579
Immucor, Inc., First Lien B-3 Term Loan, 1M US L + 5.00%, 06/15/2021	341,827	348,024
Lanai Holdings II, Inc., First Lien Initial Term Loan, 3M US L + 4.75%, 08/29/2022	5,311,456	5,125,555
Lifescan Global Corp., First Lien Term Loan, 3M US L + 6.00%, 09/28/2024(c)	9,000,000	8,924,085
Maravai Intermediate Holdings LLC, First Lien Initial Term Loan, 1M US L + 4.25%, 08/10/2025	2,758,065	2,749,446
MedPlast Holdings, Inc., First Lien Initial Term Loan, 3M US L + 3.75%, 07/02/2025	2,500,000	2,532,825
Midwest Physician Administrative Services LLC, Second Lien Initial Term Loan, 1M US L + 7.00%, 08/15/2025	2,560,000	2,572,800
Navicure, Inc., First Lien Initial Term Loan, 1M US L + 3.75%, 11/01/2024(b)(c)	6,673,381	6,706,748
Netsmart Technologies, Inc., First Lien D-1 Term Loan, 1M US L + 3.75%, 04/19/2023	9,285,489	9,355,176
NMSC Holdings, Inc., First Lien Initial Term Loan, 3M US L + 5.00%, 04/19/2023(b)	689,480	694,651
nThrive, Inc., First Lien Additional B-2 Term Loan, 1M US L + 4.50%, 10/20/2022	6,394,714	6,450,667
Onex Carestream Finance LP, First Lien 2013 Term Loan:
1M US L + 4.00%, 06/07/2019	535,804	536,249
1M US L + 8.50%, 12/07/2019	10,343,603	10,325,501
Onex TSG Holdings II Corp., First Lien Initial Term Loan, 1M US L + 4.00%, 07/29/2022	6,578,471	6,644,255
Pearl Intermediate Parent LLC, First Lien Initial Term Loan:
3M US L + 1.48444%, 02/14/2025(d)	108,828	107,842
1M US L + 2.75%, 02/14/2025	1,333,290	1,321,210

	Principal
	Amount	Value

Healthcare (continued)
PharMerica Corp., First Lien Initial Term Loan:
1M US L + 3.50%, 12/06/2024	$1,420,800	$1,432,124
1M US L + 7.75%, 12/07/2025	868,217	867,674
Press Ganey Holdings, Inc., Second Lien Initial Term Loan, 1M US L + 6.50%, 10/21/2024	1,123,601	1,134,837
Project Ruby Ultimate Parent Corp., First Lien New Term Loan, 1M US L + 3.50%, 02/09/2024	2,614,374	2,623,629
Prospect Medical Holdings, Inc., First Lien B-1 Term Loan, 1M US L + 5.50%, 02/22/2024	4,673,479	4,749,423
U.S. Renal Care, Inc., First Lien Initial Term Loan, 3M US L + 4.25%, 12/30/2022	7,120,121	6,955,469
Verscend Holding Corp., First Lien B Term Loan, 1M US L + 4.50%, 08/27/2025	3,750,000	3,788,288
Vyaire Medical, Inc., First Lien Term Loan, 3M US L + 4.75%, 04/16/2025	8,977,500	8,842,838
YI LLC, First Lien Initial Term Loan:
3M US L + 4.00%, 11/06/2024(b)	3,241,320	3,241,320
3M US L + 2.44303%, 11/07/2024(b)(d)	391,525	391,525
Zest Acquisition Corp., Second Lien Initial Term Loan, 3M US L + 7.50%, 03/06/2026	4,357,143	4,329,911
		144,767,035

Home Furnishings - 0.66%
AI Aqua Merger Sub, Inc., First Lien Tranche B-1 Term Loan:
1M US L + 3.25%, 12/13/2023	183,538	183,825
1M US L + 3.25%, 12/13/2023	679,763	681,463
Hayward Industries, Inc., First Lien Initial Term Loan, 1M US L + 3.50%, 08/05/2024(c)	362,313	365,031
Serta Simmons Bedding LLC, Second Lien Initial Term Loan, 1M US L + 8.00%, 11/8/2024	4,786,804	3,752,854
		4,983,173

Industrial Equipment - 3.21%
Apex Tool Group LLC, First Lien Second Amendment Term Loan, 1M US L + 3.75%, 02/01/2022	3,534,489	3,551,525
Blount International, Inc., First Lien New Refinancing Term Loan, 3M US L + 3.75%, 04/12/2023	1,181,563	1,188,398
Engineered Machinery Holdings, Inc., First Lien Initial Term Loan, 3M US L + 3.25%, 07/19/2024	4,426,550	4,380,447
Helix Acquisition Holdings, Inc., First Lien 2018 New Term Loan, 3M US L + 3.50%, 09/30/2024	3,818,555	3,841,638
LTI Holdings, Inc., First Lien Initial Term Loan:
1M US L + 3.50%, 09/06/2025	1,983,471	1,993,805
1M US L + 6.75%, 09/06/2026	1,276,596	1,280,055
Robertshaw US Holding Corp., First Lien Initial Term Loan, 1M US L + 3.50%, 02/14/2025	3,713,049	3,692,163
Titan Acquisition, Ltd., First Lien Initial Term Loan, 1M US L + 3.00%, 03/28/2025	4,445,745	4,328,355
		24,256,386

Insurance - 1.41%
APCO Holdings LLC, First Lien Initial Term Loan, 1M US L + 5.50%, 06/09/2025(b)	5,788,636	5,839,287
Cypress Intermediate Holdings III, Inc., Second Lien Initial Term Loan, 1M US L + 6.75%, 04/28/2025	2,790,698	2,817,739
Gem Acquisitions, Inc., First Lien Initial Term Loan, 1M US L + 3.25%, 03/02/2025	1,979,185	1,981,966
		10,638,992

Leisure Goods/Activities/Movies - 0.62%
Bulldog Purchaser, Inc., First Lien Initial Term Loan, 3M US L + 3.75%, 09/05/2025	1,850,340	1,849,193
Travel Leaders Group LLC, First Lien 2018 Refinancing Term Loan, 1M US L + 4.00%, 01/25/2024	2,793,000	2,829,658
		4,678,851

Lodging & Casinos - 1.49%
AP Gaming I LLC, First Lien 2018 Refinancing B Term Loan, 1M US L + 4.25%, 02/15/2024	6,455,115	6,506,207
Casablanca US Holdings, Inc., First Lien Amendment No. 2 Initial Term Loan, 2M US L + 4.00%, 03/29/2024(b)	4,776,000	4,722,270
		11,228,477

Nonferrous Metals/Minerals - 1.41%
Aleris International, Inc., First Lien Initial Term Loan, 1M US L + 4.75%, 02/27/2023	4,815,517	4,910,335
American Rock Salt Co. LLC, First Lien Initial Term Loan, 1M US L + 3.75%, 03/21/2025	3,002,845	3,029,120

	Principal
	Amount	Value

Nonferrous Metals/Minerals (continued)
Murray Energy Corp., First Lien Superpriority B-2 Term Loan, 1M US L + 7.25%, 10/17/2022	$2,925,578	$2,690,230
		10,629,685

Oil & Gas - 3.81%
Ascent Resources - Marcellus LLC, First Lien Initial Term Loan, 1M US L + 6.50%, 03/30/2023	1,234,568	1,240,222
Keane Group Holdings LLC, First Lien Initial Term Loan, 1M US L + 3.75%, 05/25/2025(b)	3,591,000	3,568,556
Lucid Energy Group II Borrower LLC, First Lien Initial Term Loan, 1M US L + 3.00%, 02/17/2025	1,735,836	1,715,223
Oryx Southern Delaware Holdings LLC, First Lien Initial Term Loan, 1M US L + 3.25%, 02/28/2025	7,374,706	7,277,913
Petroleum GEO-Services ASA, First Lien Extended Term Loan, 3M US L + 2.50%, 03/19/2021(c)	3,409,141	3,305,810
Sheridan Investment Partners I LLC, First Lien Tranche B-2 Term Loan, 3M US L + 3.50%, 10/01/2019	3,067,843	2,832,647
Sheridan Production Partners I LLC, First Lien Deferred Principal Term Loan:
3M US L + 0.00%, 10/01/2019(b)	15,933	13,857
3M US L + 0.00%, 10/01/2019(b)	120,242	104,574
3M US L + 0.00%, 10/01/2019(b)	9,732	8,464
Sheridan Production Partners I-A LP, First Lien Tranche B-2 Term Loan, 3M US L + 3.50%, 10/01/2019	406,514	375,349
Sheridan Production Partners I-M LP, First Lien Tranche B-2 Term Loan, 3M US L + 3.50%, 10/01/2019	248,301	229,265
Traverse Midstream Partners LLC, First Lien Advance Term Loan, 3M US L + 4.00%, 09/27/2024	4,892,784	4,936,110
UTEX Industries, Inc., Second Lien Initial Term Loan, 1M US L + 7.25%, 05/20/2022	3,181,818	3,147,343
		28,755,333

Property & Casualty Insurance - 2.05%
Applied Systems, Inc., Second Lien Initial Term Loan, 3M US L + 7.00%, 09/19/2025	303,030	309,660
Asurion LLC, Second Lien Replacement B-2 Term Loan, 1M US L + 6.00%, 08/04/2025	13,089,314	13,477,936
Confie Seguros Holding II Co., First Lien B Term Loan, 1M US L + 5.25%, 04/19/2022	1,732,368	1,695,555
		15,483,151

Publishing - 1.41%
Recorded Books, Inc., First Lien Initial Term Loan, 3M US L + 4.50%, 08/29/2025(b)	2,631,579	2,661,184
Southern Graphics, Inc., Second Lien Initial Term Loan:
1M US L + 3.25%, 12/31/2022	3,469,509	3,476,449
1M US L + 7.50%, 12/31/2023	4,500,000	4,519,687
		10,657,320

Retailers (except food & drug) - 1.80%
Academy, Ltd., First Lien Initial Term Loan, 1M US L + 4.00%, 07/01/2022	1,990,603	1,553,377
Apro LLC, First Lien Initial Term Loan, 2M US L + 4.00%, 08/08/2024	2,371,525	2,390,059
Ascena Retail Group, Inc., First Lien Tranche B Term Loan, 1M US L + 4.50%, 08/21/2022	2,746,719	2,664,895
FullBeauty Brands Holdings Corp., First Lien Initial Term Loan, 1M US L + 4.75%, 10/14/2022	2,500,154	763,797
Neiman Marcus Group, Ltd. LLC, First Lien Other Term Loan, 1M US L + 3.25%, 10/25/2020	2,288,811	2,131,203
Petco Animal Supplies, Inc., First Lien Term Loan, 3M US L + 3.25%, 1/26/2023	1,569,390	1,276,903
Pier 1 Imports US, Inc., First Lien Initial Term Loan, 3M US L + 3.50%, 04/30/2021	1,994,792	1,635,729
Spencer Gifts LLC, First Lien B-1 Term Loan, 1M US L + 4.25%, 07/16/2021	1,270,500	1,195,064
Sports Authority, Inc., First Lien B Term Loan, 3M US L + 0.00%, 11/16/2017(b)(e)	2,242,566	4,485
		13,615,512

Steel - 1.57%
Can Am Construction, Inc., First Lien Closing Date Term Loan, 1M US L + 5.50%, 07/01/2024(b)(c)	6,241,195	6,303,607
Graftech International, Ltd., First Lien Initial Term Loan, 1M US L + 3.50%, 02/12/2025(b)	4,309,091	4,344,102
Phoenix Services International LLC, First Lien B Term Loan, 1M US L + 3.75%, 03/01/2025	1,208,214	1,221,807
		11,869,516

Surface Transport - 0.85%
FPC Holdings, Inc., First Lien B-1 Term Loan:
1M US L + 4.50%, 11/21/2022	2,985,000	3,022,313
1M US L + 9.00%, 11/20/2023	1,358,491	1,385,660

	Principal
	Amount	Value

Surface Transport (continued)
SMB Shipping Logistics LLC, First Lien Term Loan, 1M US L + 4.00%, 02/05/2024	$2,034,590	$2,043,502
		6,451,475

Telecommunications - 4.56%
Alorica, Inc., First Lien New B Term Loan, 1M US L + 3.75%, 06/30/2022	2,697,303	2,707,418
Avaya, Inc., First Lien Tranche B Term Loan, 1M US L + 4.25%, 12/15/2024	7,406,986	7,481,649
Cologix Holdings, Inc., Second Lien Initial Term Loan, 1M US L + 7.00%, 03/20/2025	5,421,805	5,482,800
Cyxtera DC Holdings, Inc., Second Lien Initial Term Loan, 3M US L + 7.25%, 05/01/2025	902,256	904,890
Ensono LP, First Lien Term Loan, 3M US L + 5.25%, 06/27/2025(c)	3,394,589	3,432,779
Masergy Holdings, Inc., Second Lien Initial Term Loan:
3M US L + 3.25%, 12/15/2023	1,833,928	1,837,752
3M US L + 7.50%, 12/16/2024	1,766,917	1,774,285
Peak 10 Holding Corp., First Lien Initial Term Loan:
3M US L + 3.50%, 08/01/2024	3,600,000	3,572,244
3M US L + 7.25%, 08/01/2025	3,857,143	3,764,571
Securus Technologies Holdings, Inc., First Lien Initial Term Loan:
3M US L + 4.50%, 11/01/2024(c)	1,854,545	1,857,642
1M US L + 4.50%, 11/01/2024	461,312	463,158
Vertiv Group Corp., First Lien B Term Loan, 1M US L + 4.00%, 11/30/2023	1,152,723	1,159,207
		34,438,395

Utilities - 3.06%
Brookfield WEC Holdings, Inc., First Lien Initial Term Loan:
1M US L + 3.75%, 07/31/2025	8,111,842	8,221,879
1M US L + 6.75%, 08/03/2026	747,664	763,178
Granite Acquisition, Inc., Second Lien B Term Loan, 3M US L + 7.25%, 12/19/2022	5,742,624	5,800,079
Green Energy Partners/Stonewall LLC, First Lien B-1 Conversion Advances Term Loan, 3M US L + 5.50%, 11/13/2021	1,584,990	1,596,877
Moxie Liberty LLC, First Lien Construction B-1 Advance Term Loan, 3M US L + 6.50%, 08/21/2020	6,760,840	6,287,581
Moxie Patriot LLC, First Lien Construction B-1 Advances Term Loan, 3M US L + 5.75%, 12/19/2020	433,406	430,589
		23,100,183

TOTAL FLOATING RATE LOAN INTERESTS
(Cost $997,729,949)		992,142,576

CORPORATE BONDS - 24.01%
Aerospace & Defense - 0.41%
Engility Corp. 8.875%, 09/01/2024	2,800,000	3,055,500

Building & Development - 4.73%
Great Lakes Dredge & Dock Corp. 8.000%, 05/15/2022	5,874,000	6,050,220
Hillman Group, Inc. 6.375%, 07/15/2022(f)	1,300,000	1,176,500
Northwest Hardwoods, Inc. 7.500%, 08/01/2021(f)	3,211,000	2,954,120
NWH Escrow Corp. 7.500%, 08/01/2021(f)	4,918,000	4,512,265
PriSo Acquisition Corp. 9.000%, 05/15/2023(f)	13,060,000	13,549,750
Zachry Holdings, Inc. 7.500%, 02/01/2020(f)	7,423,000	7,485,205
		35,728,060

Chemical & Plastics - 0.44%
Pinnacle Operating Corp. 9.000%, 11/15/2020(f)	2,000,000	1,705,000
Starfruit Finco BV / Starfruit US Holdco LLC 8.000%, 10/01/2026(f)	1,621,000	1,645,315
		3,350,315

Containers & Glass Products - 0.94%
ARD Securities Finance SARL 8.750%, 01/31/2023(f)(g)	1,359,402	1,366,199
Flex Acquisition Co., Inc. 6.875%, 01/15/2025(f)	1,192,000	1,144,320
Trident Merger Sub, Inc. 6.625%, 11/01/2025(f)	4,800,000	4,560,000
		7,070,519

Diversified Insurance - 2.27%
HUB International, Ltd. 7.000%, 05/01/2026(f)	1,281,000	1,285,881

	Principal
	Amount	Value

Diversified Insurance (continued)
NFP Corp. 6.875%, 07/15/2025(f)	$5,084,000	$5,109,420
York Risk Services Holding Corp. 8.500%, 10/01/2022(f)	12,200,000	10,766,500
		17,161,801

Drugs - 0.78%
Avantor, Inc. 9.000%, 10/01/2025(f)	5,667,000	5,858,261

Ecological Services & Equipment - 0.50%
GFL Environmental, Inc. 5.375%, 03/01/2023(f)	2,884,000	2,718,170
Hulk Finance Corp. 7.000%, 06/01/2026(f)	1,080,000	1,046,250
		3,764,420

Electronics/Electrical - 3.30%
Banff Merger Sub, Inc. 9.750%, 09/01/2026(f)	2,816,000	2,863,872
BMC Software Finance, Inc. 8.125%, 07/15/2021(f)	9,250,000	9,465,987
Global A&T Electronics, Ltd. 8.500%, 01/12/2023	5,455,376	5,302,256
Riverbed Technology, Inc. 8.875%, 03/01/2023(f)	7,723,000	7,307,889
		24,940,004

Equipment Leasing - 0.29%
Fly Leasing, Ltd. 6.375%, 10/15/2021	2,100,000	2,168,250

Food Service - 1.88%
CEC Entertainment, Inc. 8.000%, 02/15/2022	1,369,000	1,245,790
PF Chang's China Bistro, Inc. 10.250%, 06/30/2020(f)	13,415,000	12,979,013
		14,224,803

Healthcare - 3.05%
Bausch Health Cos., Inc. 5.500%, 11/01/2025(f)	2,400,000	2,404,800
Enterprise Merger Sub, Inc. 8.750%, 10/15/2026(f)	6,250,000	6,165,656
Surgery Center Holdings, Inc. 8.875%, 04/15/2021(f)	5,500,000	5,754,375
Team Health Holdings, Inc. 6.375%, 02/01/2025(f)	3,500,000	3,045,000
Tenet Healthcare Corp. 7.000%, 08/01/2025	5,714,000	5,668,288
		23,038,119

Leisure Goods/Activities/Movies - 0.80%
Mood Media Borrower LLC / Mood Media Co.-Issuer, Inc. 6M US L + 14.00%, 06/28/2024(a)	6,070,598	6,009,892

Oil & Gas - 1.26%
Calumet Specialty Products Partners LP / Calumet Finance Corp. 7.750%, 04/15/2023	6,600,000	6,633,000
CSI Compressco LP / CSI Compressco Finance, Inc. 7.250%, 08/15/2022	800,000	748,800
Talos Production LLC / Talos Production Finance, Inc. 11.000%, 04/03/2022(f)	2,000,000	2,150,000
		9,531,800

Property & Casualty Insurance - 1.39%
AssuredPartners, Inc. 7.000%, 08/15/2025(f)	4,545,000	4,510,913
Solera LLC / Solera Finance, Inc. 10.500%, 03/01/2024(f)	5,450,000	5,999,360
		10,510,273

Publishing - 0.52%
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance 7.875%, 05/15/2024(f)	4,320,000	3,888,000

Radio & Television - 0.71%
Cablevision Systems Corp. 8.000%, 04/15/2020	4,600,000	4,858,750
Cequel Communications Holdings I LLC / Cequel Capital Corp. 5.125%, 12/15/2021(f)	500,000	503,860
		5,362,610

Telecommunications - 0.74%
Digicel, Ltd. 6.000%, 04/15/2021(f)	2,250,000	2,095,312

	Principal
	Amount	Value

Telecommunications (continued)
Frontier Communications Corp.:
10.500%, 09/15/2022	$750,000	$668,903
7.125%, 01/15/2023	4,000,000	2,850,000
		5,614,215

TOTAL CORPORATE BONDS
(Cost $183,248,844)		181,276,842

	Shares
COMMON STOCK - 2.61%
Building & Development - 0.35%
Baan Rock Garden PCL(b)(h)	164,832	$2,670,278

Leisure goods/activities/movies - 0.42%
Mood Media Corp.(b)(h)	3,709,356	3,152,953

Oil & Gas - 1.84%
Ascent Resources - Equity(b)	886,921	2,793,801
Ridgeback Resources Inc.(b)(h)	1,201,345	8,370,770
SandRidge Energy, Inc.(h)	135,154	1,469,124
Templar Energy LLC(b)(h)	197,643	207,525
Titan Energy LLC(h)	29,318	12,020
Total Safety Holdings, LLC(h)	2,951	1,018,095
		13,871,335

TOTAL COMMON STOCK
(Cost $41,411,251)		19,694,566

PREFERRED STOCK - 0.11%
Oil & Gas - 0.11%
Templar Energy LLC(b)(h)	131,013	851,582

TOTAL PREFERRED STOCK
(Cost $1,310,126)		851,582

WARRANTS - 0.00%
Oil & Gas - 0.00%
Ascent Resources Marcellus LLC expires 3/30/2023 at $6.15(b)	229,630	6,889

TOTAL WARRANTS
(Cost $25,062)		6,889

Total Investments - 158.12%
(Cost $1,223,725,232)		1,193,972,455

Liabilities in Excess of Other Assets - (0.01)%		(105,090)

Mandatory Redeemable Preferred Shares - (6.00)%
(liquidation preference plus distributions payable on term preferred shares)		(45,271,995)

Leverage Facility - (52.11)%		(393,500,000)

Net Assets - 100.00%		$755,095,370

Amounts above are shown as a percentage of net assets as of September 30, 2018.

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

PIK - Payment In Kind

Libor Rates:

1M US L - 1 Month LIBOR as of September 30, 2018 was 2.26%

2M US L - 2 Month LIBOR as of September 30, 2018 was 2.31%

3M US L - 3 Month LIBOR as of September 30, 2018 was 2.40%

6M US L - 6 Month LIBOR as of September 30, 2018 was 2.60%

(a)	Floating or variable rate security. The reference rate is described above. The rate in effect as of September 30, 2018 is based on the reference rate plus the displayed spread as of the security's last reset date.
(b)	Level 3 assets valued using significant unobservable inputs as a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.
(c)	All or a portion of this position has not settled as of September 30, 2018. The interest rate shown represents the stated spread over the London Interbank Offered Rate ("LIBOR" or "L") or the applicable LIBOR floor; the Fund will not accrue interest until the settlement date, at which point the LIBOR will be established.
(d)	A portion of this position was not funded as of September 30, 2018. The Portfolio of Investments records only the funded portion of each position. As of September 30, 2018, the Fund has unfunded delayed draw loans in the amount of $5,389,555. Fair value of these unfunded delayed draw loans was $5,415,197.
(e)	Security is in default as of period end and is therefore non-income producing.
(f)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Total market value of Rule 144A securities amounts to $136,017,193, which represented approximately 18.01% of net assets as of September 30, 2018. Such securities may normally be sold to qualified institutional buyers in transactions exempt from registration.
(g)	Option to convert to pay-in-kind security.
(h)	Non-income producing security.

NOTE 1. ORGANIZATION

Blackstone / GSO Strategic Credit Fund (the “Fund” or “BGB”) is a diversified, closed-end management investment company. BGB was organized as a Delaware statutory trust on March 28, 2012. BGB was registered under the Investment Company Act of 1940, as amended (the “1940 Act”), on April 6, 2012. BGB commenced operations on September 26, 2012. Prior to that date, BGB had no operations other than matters relating to its organization and the sale and issuance of 5,236 common shares of beneficial interest in BGB to GSO / Blackstone Debt Funds Management LLC (the “Adviser”) at a price of $19.10 per share. The Adviser serves as BGB’s investment adviser. BGB’s common shares are listed on the New York Stock Exchange (the “Exchange”) and trade under the ticker symbol “BGB.”

BGB’s primary investment objective is to seek high current income, with a secondary objective to seek preservation of capital, consistent with its primary goal of high current income. The Fund will seek to achieve its investment objectives by investing primarily in a diversified portfolio of loans and other fixed income instruments of predominantly U.S. corporate issuers, including first and second lien secured loans (‘‘Senior Secured Loans’’ or “Loans”) and high yield corporate bonds of varying maturities. Under normal market conditions, at least 80% of BGB’s managed assets will be invested in credit investments comprised of corporate fixed income instruments and other investments (including derivatives) with similar economic characteristics.

BGB will dissolve on or about September 15, 2027, absent shareholder approval to extend such term. Upon dissolution, BGB will distribute substantially all of its net assets to shareholders, after making appropriate provision for any liabilities of the Fund. Pursuant to BGB’s Agreement and Declaration of Trust, prior to the date of dissolution a majority of the Board of Trustees, with the approval of a majority of the outstanding voting securities entitled to vote (as defined in the 1940 Act), may extend the life of BGB. If approved, the dissolution date of the Fund may be extended by a period of two years or such shorter time as may be determined. However, the dissolution date of the Fund may be extended an unlimited number of times.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of its financial statements is in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and these differences could be material. BGB is considered an investment company for financial reporting purposes under GAAP.

Portfolio Valuation: BGB’s net asset value (“NAV”) is determined daily on each day that the Exchange is open for business, as of the close of the regular trading session on the Exchange. The Fund calculates NAV per share by subtracting liabilities (including accrued expenses or dividends) from the total assets (the value of the securities plus cash or other assets, including interest accrued but not yet received) and dividing the result by the total number of outstanding common shares of the Fund.

Loans are primarily valued by using a composite loan price from a nationally recognized loan pricing service. The methodology used by BGB’s nationally recognized loan pricing provider for composite loan prices is to value loans at the mean of the bid and ask prices from one or more brokers or dealers. Corporate bonds, other than short-term investments, are valued at the price provided by a nationally recognized pricing service. The prices provided by the nationally recognized pricing service are typically based on the mean of bid and ask prices for each corporate bond security. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrices, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Short-term debt investments, if any, having a remaining maturity of 60 days or less when purchased would be valued at cost adjusted for amortization of premiums and accretion of discounts. Equity securities for which market quotations are available are generally valued at the last sale price or official closing price on the primary market or exchange on which they trade. Any investments and other assets for which such current market quotations are not readily available are valued at fair value (“Fair Valued Assets”) as determined in good faith by a committee of the Adviser (“Fair Valued Asset Committee”) under procedures established by, and under the general supervision and responsibility of, the Fund’s Board of Trustees. A Fair Valued Asset Committee meeting may be called at any time by any member of the Fair Valued Asset Committee. The pricing of all Fair Valued Assets and determinations thereof shall be reported by the Fair Valued Asset Committee to the Board at each regularly scheduled quarterly meeting.

Various inputs are used to determine the value of BGB’s investments. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 — Unadjusted quoted prices in active markets for identical investments at the measurement date.

Level 2 — Significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments).

The categorization of a value determined for investments and other financial instruments is based on the pricing transparency of the investment and other financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. Investments measured and reported at fair value are classified and disclosed in one of the following levels within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.

The following table summarizes the valuation of BGB’s investments under the fair value hierarchy levels as of September 30, 2018:

Blackstone / GSO Strategic Credit Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Floating Rate Loan Interests
Aerospace & Defense	–	$14,528,654	$6,874,361	$21,403,015
Automotive	–	1,336,960	8,637,445	9,974,405
Beverage & Tobacco	–	–	1,778,526	1,778,526
Brokers, Dealers & Investment Houses	–	3,018,000	1,890,000	4,908,000
Building & Development	–	65,450,272	609,000	66,059,272
Business Equipment & Services	–	130,585,480	43,628,816	174,214,296
Chemical & Plastics	–	10,389,556	10,781,369	21,170,925
Conglomerates	–	11,794,374	3,729,135	15,523,509
Containers & Glass Products	–	22,897,421	6,817,717	29,715,138
Electronics/Electrical	–	141,369,095	25,559,980	166,929,075
Equipment Leasing	–	–	7,584,375	7,584,375
Financial Intermediaries	–	25,062,168	4,567,500	29,629,668
Food Service	–	22,205,125	5,664,491	27,869,616
Health Care	–	128,581,562	16,185,473	144,767,035
Insurance	–	4,799,705	5,839,287	10,638,992
Lodging & Casinos	–	6,506,207	4,722,270	11,228,477
Oil & Gas	–	25,059,882	3,695,451	28,755,333
Publishing	–	7,996,136	2,661,184	10,657,320
Retailers (except food & drug)	–	13,611,027	4,485	13,615,512
Steel	–	1,221,807	10,647,709	11,869,516
Other	–	183,850,571	–	183,850,571
Corporate Bonds	–	181,276,842	–	181,276,842
Common Stock
Building & Development	–	–	2,670,278	2,670,278
Leisure goods/activities/movies	–	–	3,152,953	3,152,953
Oil & Gas	1,481,144	1,018,095	11,372,096	13,871,335
Preferred Stocks
Oil & Gas	–	–	851,582	851,582
Warrants
Oil & Gas	–	–	6,889	6,889
Total	$1,481,144	$1,002,558,939	$189,932,372	$1,193,972,455

*	Refer to each Fund's Portfolio of Investments for a listing of securities by type.

The changes of the fair value of investments for which BGB has used Level 3 inputs to determine the fair value are as follows:

Blackstone/GSO Strategic Credit Fund	Floating Rate Loan Interests	Corporate Bonds	Common Stock	Preferred Stock	Warrants	Total
Balance as of December 31, 2017	$180,109,500	$5,411,000	$15,121,331	$1,211,867	$-	$201,853,698
Accrued discount/ premium	179,961	7,703	-	-	-	187,664
Realized Gain/(Loss)	214,874	17,923	-	-	-	232,797
Change in Unrealized Appreciation/(Depreciation)	(1,620,552)	(55,204)	(999,415)	(360,285)	(18,173)	(3,053,629)
Purchases	89,960,067	1,124,217	3,073,411	-	25,062	94,182,757
Sales Proceeds	(104,531,169)	(495,747)	-	-	-	(105,026,916)
Transfer into Level 3	42,003,351	-	-	-	-	42,003,351
Transfer out of Level 3	(34,437,458)	(6,009,892)	-	-	-	(40,447,350)
Balance as of September 30, 2018	$171,878,574	$-	$17,195,327	$851,582	$6,889	$189,932,372
Net change in unrealized appreciation/(depreciation) included in the Statements of Operations attributable to Level 3 investments held at September 30, 2018	$299,509	$-	$(3,122,743)	$(360,285)	$(18,173)	$(3,201,692)

Information about Level 3 fair value measurements as of September 30, 2018:

Blackstone / GSO Strategic Credit Fund	Fair Value	Valuation Technique(s)	Unobservable Input(s)	Value/Range (Weighted/Average)
Assets
Floating Rate Loan Interests	$171,878,574	Third-party vendor pricing service	Broker quotes	N/A

Common Stock	$2,670,278	Performance Multiple Methodology	EBITDA Multiple(a)	9.38x
	$8,370,770	Energy Market Multiples	EBITDA Multiple(a)	5.00x
			Proved & Probable PV-10(a)	0.75x
			Daily Production(a)	52.5
			Proved & Probable Reserves(a)	11.4
	$3,001,326	Third-party vendor pricing service	Broker quotes	N/A
	$3,152,953	Discounted Cash Flow	Discount Rate(a)	13.25%
			EBITDA Multiple(a)	7.75x

Preferred Stock	$851,582	Third-party vendor pricing service	Broker quotes	N/A

Warrants	$6,889	Third-party vendor pricing service	Broker quotes	N/A

(a)	As of September 30, 2018, a change to the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Revenue Multiple	Increase	Decrease
Discount Rate	Decrease	Increase
EBITDA Multiple	Increase	Decrease
Proved & Probable PV-10	Increase	Decrease
Daily Production	Increase	Decrease
Proved & Probable Reserves	Increase	Decrease

Securities were transferred from Level 2 to Level 3 because of a lack of observable market data due to decrease in market activity and information for these securities. Other securities were moved from Level 3 to Level 2 as observable inputs were available for purposes of valuing those assets.

Securities Transactions and Investment Income: Securities transactions are recorded on trade date for financial reporting purposes. Interest income, including accretion of discount and amortization of premium, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions, if any, are recorded on the basis of identified cost.

NOTE 3. SENIOR AND SECURED FLOATING RATE LOANS

BGB will seek to achieve its investment objectives by investing primarily in U.S. corporate fixed income instruments, including Loans and high yield corporate bonds of varying maturities. Under normal market conditions, at least 80% of BGB's Managed Assets (as defined below) will be invested in credit investments comprised of corporate fixed income instruments and other investments (including derivatives) with similar economic characteristics. BGB defines "Managed Assets" as total assets (including any assets attributable to any leverage used) minus the sum of BGB's accrued liabilities (other than liabilities related to the principal amount of leverage). At September 30, 2018, 98.28% of BGB’s Managed Assets were held in corporate fixed income instruments, including Senior Secured Loans.

Loans hold a senior position in the capital structure of a business entity, are secured with specific collateral and have a claim on the assets and/or stock of the borrower of the Loan (the "Borrower") that is senior to that held by unsecured creditors, subordinated debt holders and stockholders of the Borrower.

Loans often require prepayments from Borrowers’ excess cash flows or permit the Borrowers to repay at their election. The degree to which Borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, floating rate loans typically have an expected average life of two to four years. Floating rate loans typically have rates of interest which are re-determined periodically, either daily, monthly, quarterly or semi-annually by reference to a floating base lending rate, primarily the London Interbank Offered Rate (LIBOR), plus a premium or credit spread.

Loans are subject to the risk of payment defaults of scheduled interest or principal. Such non-payment could result in a reduction of income, a reduction in the value of the investment and a potential decrease in the net asset value of the Fund. Risk of loss of income is generally higher for subordinated unsecured loans or debt, which are not backed by a security interest in any specific collateral. There can be no assurance that the liquidation of any collateral securing a Loan would satisfy the Borrower’s obligation to the Fund in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Second lien loans generally are subject to similar risks as those associated with investments in first lien loans except that such loans are subordinated in payment and/or lower in lien priority to first lien holders. In the event of default on a second lien loan, the first priority lien holder has first claim to the underlying collateral of the loan. Second lien loans are subject to the additional risk that the cash flow of the Borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to senior obligations of the Borrower. At September 30, 2018, BGB had invested $227,965,845 in second lien secured loans.

Loans can be rated below investment grade or may also be unrated. As a result, the risks associated with Loans may be similar to the risks of other below investment grade securities, although they are senior and secured in contrast to other below investment grade securities, which are often subordinated or unsecured. BGB typically invests in Loans rated below investment grade, which are considered speculative because of the credit risk of their issuers. Such companies are more likely than investment grade issuers to default on their payments of interest and principal owed to BGB, and such defaults could reduce net asset value and income distributions. The amount of public information available with respect to below investment grade loans will generally be less extensive than that available for registered or exchange-listed securities. In evaluating the creditworthiness of Borrowers, the Adviser will consider, and may rely in part, on analyses performed by others. The Adviser’s established best execution procedures and guidelines require trades to be placed for execution only with broker-dealer counterparties approved by the Counterparty Committee of the Adviser. The factors considered by the Counterparty Committee when selecting and approving brokers and dealers include, but are not limited to: (i) quality, accuracy, and timeliness of execution, (ii) review of the reputation, financial strength and stability of the financial institution, (iii) willingness and ability of the counterparty to commit capital, (iv) ongoing reliability and (v) access to underwritten offerings and secondary markets. The Counterparty Committee regularly reviews each broker-dealer counterparty based on the foregoing factors.

BGB may acquire Loans through assignments or participations. BGB typically acquires these Loans through assignment, and if BGB acquires a Loan through participation, it will seek to elevate a participation interest into an assignment as soon as practicably possible. The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the purchaser’s rights can be more restricted than those of the assigning institution, and BGB may not be able to unilaterally enforce all rights and remedies under the Loan and with regard to any associated collateral. A participation typically results in a contractual relationship only with the institution participating out the interest, not with the Borrower. Sellers of participations typically include banks, broker-dealers, other financial institutions and lending institutions. The Adviser has adopted best execution procedures and guidelines to mitigate credit and counterparty risk in the atypical situation when BGB must acquire a Loan through participation. BGB had no outstanding participations as of September 30, 2018.

NOTE 4. LEVERAGE

The Fund has entered into a separate Credit Agreement (the "Agreement") with a bank to borrow money pursuant to a two-year revolving line of credit ("Leverage Facility") dated December 21, 2012, as amended at December 20, 2013, December 19, 2014, December 18, 2015, July 26, 2016, December 16, 2016 and December 20, 2017 and as further amended and restated on June 20, 2018 to borrow up to a limit of $415 million. Borrowings under the Agreement are secured by the assets of the Fund. Interest is charged at a rate of 0.975% above LIBOR, with LIBOR measured for the period commencing on the date of the making of such LIBOR Loan (or the last date upon which any other Loan was converted to, or continued as, such LIBOR Loan) and ending on the numerically corresponding day in the calendar month that is one (1) week or one (1), two (2), three (3), six (6) or nine (9) months thereafter, as the Fund may elect, or such other periods as the lender may agree in its sole and absolute discretion. Under the terms of the Agreement, the Fund must pay a commitment fee on any undrawn amounts. The commitment fee payable is 0.15% on the undrawn amounts when drawn amounts exceed 50% of the borrowing limit and 0.25% on the undrawn amounts at any other time. Interest and fees are payable quarterly. The Fund may elect to extend the Agreement for a further period with the consent of the lending bank. At September 30, 2018, BGB had borrowings outstanding under its Leverage Facility of $393,500,000, at an interest rate of 3.12%. Face value approximates fair value at September 30, 2018, this fair value is based on Level 2 inputs under the three-tier fair valuation hierarchy (see Note 2). For the period ended September 30, 2018, the average borrowings under BGB's Leverage Facility and the average interest rate were $387,644,689 and 2.84%, respectively.

On July 27, 2016, BGB issued 45,000 Mandatory Redeemable Preferred Shares (“MRPS”) with an aggregate liquidation preference of $45,000,000, rated “AA” by Fitch Ratings. BGB used the proceeds of the offering to make additional investments for BGB’s portfolio. The final redemption date of the MRPS is July 27, 2023. BGB makes quarterly dividend payments on the MRPS at an annual dividend rate of 3.61%.

Under the Agreement and the governing documents of the MRPS, the Fund has agreed to certain covenants and additional investment limitations while the leverage is outstanding. The Fund agreed to maintain asset coverage of three times over borrowings. Compliance with the investment restrictions and calculations are performed by the Fund's custodian, The Bank of New York Mellon. As of September 30, 2018, the Fund was in compliance with all required investment limitations and asset coverage requirements related to its leverage.

The use of leverage by the Fund can create risks. Changes in the value of the Fund's portfolio, including securities bought with the proceeds of leverage, are borne entirely by the holders of common shares of the Fund. All costs and expenses related to any form of leverage used by the Fund are borne entirely by common shareholders. If there is a net decrease or increase in the value of the Fund's investment portfolio, the leverage may decrease or increase, as the case may be, the net asset value per common share to a greater extent than if the Fund did not utilize leverage. During periods when BGB is using leverage, the fees paid to the Adviser for advisory services and to ALPS for administrative services are higher than if the Fund did not use leverage because the fees paid are calculated on the basis of the Fund's Managed Assets, which include the assets purchased through leverage. As of September 30, 2018, BGB's leverage represented 36.74% of the Fund’s Managed Assets (with the borrowings under the Leverage Facility representing 32.97% of Managed Assets and the MRPS representing 3.77% of Managed Assets).

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this Report.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Blackstone / GSO Strategic Credit Fund

By:	/s/ Daniel H. Smith, Jr.
Daniel H. Smith, Jr. (Principal Executive Officer)
Chief Executive Officer and President

Date:	November 29, 2018

By:	/s/ Doris Lee-Silvestri
Doris Lee-Silvestri (Principal Financial Officer)
Treasurer and Chief Financial Officer

Date:	November 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daniel H. Smith, Jr.
Daniel H. Smith, Jr. (Principal Executive Officer)
Chief Executive Officer and President

Date:	November 29, 2018

By:	/s/ Doris Lee-Silvestri
Doris Lee-Silvestri (Principal Financial Officer)
Treasurer and Chief Financial Officer

Date:	November 29, 2018